UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22164

Congressional Effect Family of Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 601 New York, NY	10170
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.553.4233

Date of fiscal year end:  12/31/2012

Date of reporting period: 12/31/2012

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended December 31, 2012 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

December 31, 2012

Ticker Symbols:

Investor Class - CEFFX
Institutional Class - CEFIX
Service Class - CEFRX

Managed By:

Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

This report and financial statements contained herein are submitted for the general information of the shareholders of the Congressional Effect Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of the principal amount invested.

Dear Congressional Effect Shareholders:

The Congressional Effect Fund (the “Fund”) is the culmination of my many years of frustration with manifest Congressional dysfunction. It seems that those of us who work in the private sector are endlessly accountable to the government, but that our leaders are relentlessly unaccountable to those of us in the private sector. We believe this is reflected in the stock market by what we call the “Congressional Effect”: stocks perform relatively better when Congress is out of session. This observation led to the Fund’s core strategy of only being exposed to the broad stock market when Congress is out of session.

We had two goals when we started the Fund:

•	First, to provide investors with an investment that had an attractive risk vs. reward profile.

•	Second, to use this vehicle to better and more accurately enable our citizens to understand the high costs government imposes on our wealth as it is measured in the stock market.

We are happy to say that over the most recent full investment cycle—nearly five of the worst years in investing—the Fund has been profitable.

From its inception in May 2008 through December 2012, the Fund returned 0.74%(1) annually as compared to the S&P 500 Total Return Index(2) (the “S&P 500”), which gained 2.77% annually. More importantly, the Fund was much less risky than the S&P 500. Over that period, the S&P 500’s Standard Deviation (a measure of up and down volatility, with a lower number reflecting lower volatility) was 19.34, while the Fund had a Standard Deviation of 9.34.  Even better, the Fund’s Beta (a measure of correlation to the S&P 500) was very low, making it very valuable as a portfolio component for smoothing out returns. Specifically, over the same period, the S&P 500 had a Beta of 1.00 (by definition) and the Fund had a Beta of 0.25 Low beta mutual funds are often used by portfolio managers to reduce the volatility of a portfolio so their clients have an easier time becoming consistent investors.

Notwithstanding the Fund’s good long term performance, 2012 was a disappointing year for the Fund. It was up slightly, 1.18%(1), while the S&P 500 was up 16.00% in total return for the year. Over long periods of time, we believe that the out-of-session days are the better days to be fully exposed to the market. We believe that a big portion of the market’s 2012 rise was due primarily to several factors, including the Federal Reserve’s ongoing “quantitative easing”, which contributed to the weakening of the dollar, as well as the emerging energy supply improvement for the United States and the apparent abatement of risk in Europe.

In 2012, the political landscape experienced little change.  The nation voted mostly to preserve the status quo, re-electing the President and maintaining roughly the same majorities in the House and the Senate, and there were few new legislative initiatives for particular industries.  This lack of change (and lack of threatened change) may have meant that there were fewer instances for the uncertainty associated with the Congressional Effect, either for markets generally or specific industries. As you know, the Fund’s narrow approach requires sustained long-term discipline – we may not have seen much of a Congressional Effect in 2012, but we are confident we’ll see more of it in the future.  The Congressional Effect Fund will continue to follow its mandate to avoid the Congressional Effect’s harmful effects.

We believe the Congressional Effect Fund will continue to provide investors with a low risk method of capturing market returns. We appreciate your trust and investment in the Fund, which we continue to believe serves as a unique vehicle for our shareholders to achieve long-term rewards with lower risk, while highlighting the harmful effects of Congressional action. We sincerely believe that continued strong investor support of the Fund will promote and further freedom in America as our founding fathers intended as well as generating good returns relative to risk.

Best regards,

Eric Singer
President
Congressional Effect Fund

 (1) The performance information shown is for the Fund’s Investor Class. Please see the Total Return Table on following page for performance information on the Fund’s Institutional and Service Classes.  Investments in mutual funds involve risks. Performance is historic and does not guarantee future results.  Investment return and principal will fluctuate with changing market conditions so that when redeemed, shares may be worth less or more than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information, please call the Fund’s distributor, Matrix Capital Group, Inc., New York, NY, toll free at 1-888-553-4233. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

(2) The S&P 500 Total Return Index is an index created by Standard & Poor’s Corp. considered to represent the performance of the stock market generally. The S&P 500 is not an investment product available for purchase.

The Fund will buy and sell portfolio securities in response to whether Congress is in session or out of session, without regard to the length of time they have been held. Congressional Effect Management (the “Advisor”) anticipates that the Fund will generally move substantially its entire portfolio from “in session” investments (Cash and Cash Equivalents) to “out of session” investments (S&P 500 futures contracts) and vice versa each time Congress changes its session status. Since Congress’ in-session status can change daily, the Fund’s portfolio will be changed rapidly (e.g., within a single trading day) a number of times during the year. Since portfolio turnover involves brokerage commissions and other transaction costs, portfolio changes cause additional expenses for the Fund.

While the Advisor periodically (at least daily) inquires as to whether each house of Congress is in session, the Advisor may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules, and unexpected or unannounced changes in such schedules. Because execution of the Fund’s investment strategy depends in large part on accurately determining when Congress is in session, the unavailability of such information could negatively impact the performance of the Fund.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2012	ANNUAL REPORT

The percentages in the above graph are based on the portfolio holdings of the Fund as of December 31, 2012 and are subject to change.

Holdings Diversification (Market Exposure as a percentage of net assets) (*) (Unaudited)

Exchange Traded Funds	70.72%

S&P 500 E-Mini Futures Contracts	(70.47)%

(*) Excludes temporary cash investments. Percentages in the above table are based on net assets of the Fund at December 31, 2012.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2012	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE CONGRESSIONAL EFFECT FUND INVESTOR CLASS AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		Commencement of Operations (1)
	1 Year	through December 31, 2012
Congressional Effect Fund Investor Class	1.18%	0.74%
Congressional Effect Fund Institutional Class	1.36%	(0.04)%
Congressional Effect Fund Service Class	0.43%	(3.61)%
S&P 500 Total Return Index	16.00%	2.77%

(1)
The Congressional Effect Fund Investor Class commenced operations on May 23, 2008. The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010. The Congressional Effect Fund Service Class commenced operations on November 9, 2010.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be found on our website at www.congressionaleffectfund.com or by calling 1-888-553-4233.

The above graph depicts the performance of the Congressional Effect Fund Investor Class versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Congressional Effect Fund, which will generally not invest in all the securities comprising the index.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2012	ANNUAL REPORT

Information About Your Fund’s Expenses - Congressional Effect Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (07/01/12) and held for the entire period of 07/01/12 through 12/31/12.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 07/01/12). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/12 through 12/31/12

Actual Fund Return (in parentheses)	Beginning Account Value 07/01/12	Ending Account Value 12/31/12	Expenses Paid During Period (1)

Congressional Effect Fund Investor Shares (+2.95%)	$ 1,000.00	$ 1,029.50	$ 7.65
Congressional Effect Fund Institutional Shares (+3.01%)	$ 1,000.00	$ 1,030.10	$ 6.38
Congressional Effect Fund Service Shares (+2.55%)	$ 1,000.00	$ 1,025.50	$ 11.46

Hypothetical 5% Fund Return	Beginning Account Value 07/01/12	Ending Account Value 12/31/12	Expenses Paid During Period (1)

Congressional Effect Fund Investor Shares	$ 1,000.00	$ 1,017.60	$ 7.61
Congressional Effect Fund Institutional Shares	$ 1,000.00	$ 1,018.90	$ 6.34
Congressional Effect Fund Service Shares	$ 1,000.00	$ 1,013.80	$ 11.39

 (1) Expenses are equal to the Fund’s annualized expense ratios of 1.50%, 1.25% and 2.25% for the Congressional Effect Fund Investor Class, Institutional Class and Service Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-553-4233. Please read it carefully before you invest or send money.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

December 31, 2012	ANNUAL REPORT

		Shares	Value

EXCHANGE-TRADED FUNDS - (70.72%)
SPDR S&P 500 ETF Trust (Cost - $8,005,181)		60,000	$8,551,200

		Par Value
U.S. GOVERNMENT OBLIGATIONS - (4.96%)
U.S. Treasury Bill, 0.03%, 03/14/2013 (a)		$250,000	249,983
U.S. Treasury Bill, 0.09%, 05/09/2013 (a)		100,000	99,968
U.S. Treasury Bill, 0.09%, 05/16/2013 (a)		100,000	99,965
U.S. Treasury Bill, 0.10%, 06/20/2013 (a)		100,000	99,951
U.S. Treasury Bill, 0.11%, 06/27/2013 (a)		50,000	49,973
TOTAL U.S. GOVERNMENT OBLIGATIONS - (Cost - $599,884)			599,840

		Shares
SHORT-TERM INVESTMENTS - (23.00%)
Cash Account Trust Money Market Portfolio, 0.00% (b)		15	15
Fifth Third Institutional Government Money Market Fund, 0.01% (b)		2,780,593	2,780,593
TOTAL SHORT-TERM INVESTMENTS - (Cost - $2,780,608)			2,780,608

TOTAL INVESTMENTS (Cost - $11,385,673) - 98.68%			$11,931,648

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.32%			159,156

NET ASSETS - 100.00%			$12,090,804

		Underlying Face
FUTURES CONTRACTS	Contracts	Amount at Value	Unrealized Loss
Contracts Sold
S&P 500 E-Mini Futures, Expires 03/15/2013 *	120	$8,520,600	$(38,100)

(a) Effective yield at December 31, 2012.
(b) Rate shown represents the rate at December 31, 2012, is subject to change and resets daily.
* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012	ANNUAL REPORT

Assets:
Cash	$13,000
Investments, at value (identified cost $11,385,673)	11,931,648
Deposits at broker	119,190
Due from advisor	14,684
Receivables:
Interest	35
Dividends	61,310
Prepaid expenses	17,379
Total assets	12,157,246

Liabilities:
Payables:
Futures variation margin	38,100
Accrued distribution (12b-1) fees	928
Due to administrator	7,816
Accrued expenses	19,598
Total liabilities	66,442
Net Assets	$12,090,804

Sources of Net Assets:
Paid-in capital	$12,838,426
Accumulated net realized loss on investments	(1,255,497)
Net unrealized appreciation on investments and futures contracts	507,875
Total Net Assets (Unlimited shares of beneficial interest authorized)	$12,090,804

Investor Shares:
Net assets applicable to 580,327 shares outstanding	$5,465,029
Net Asset Value and Offering Price Per Share	$9.42

Minimum Redemption Price Per Share (a)	$9.33

Institutional Shares:
Net assets applicable to 699,864 shares outstanding	$6,616,536
Net Asset Value and Offering Price Per Share	$9.45

Minimum Redemption Price Per Share (a)	$9.36

Service Shares:
Net assets applicable to 998 shares outstanding	$9,239
Net Asset Value and Offering Price Per Share	$9.26

Minimum Redemption Price Per Share (a)	$9.17

(a)	A redemption fee of 1.00% is imposed in the event of certain redemption transactions withinsixty days following such investments.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF OPERATIONS

December 31, 2012	ANNUAL REPORT

For the
Year Ended
December 31, 2012

Investment income:
Dividends	$192,632
Interest	1,712
Total investment income	194,344

Expenses:
Management fees	132,161
Distribution (12b-1) fees - Investor Shares	16,510
Distribution (12b-1) fees - Service Shares	93
Accounting and transfer agent fees and expenses	84,760
Registration and filing fees	28,383
Legal fees	28,914
Compliance officer fees	17,996
Miscellaneous	14,929
Audit fees	13,000
Custodian fees	10,750
Trustee fees and expenses	8,199
Insurance	1,274
Pricing fees	816
Reports to shareholders	401
Total expenses	358,186
Less: fees waived and expenses absorbed	(175,499)
Net expenses	182,687

Net investment income	11,657

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	989,160
Futures contracts	(1,229,445)
Net realized loss on investments and futures contracts	(240,285)

Net change in unrealized appreciation (depreciation) on:
Investments	426,325
Futures contracts	(77,725)
Net change in unrealized appreciation	348,600

Net gain on investments and futures contracts	108,315

Net increase in net assets resulting from operations	$119,972

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

December 31, 2012	ANNUAL REPORT

	For the	For the
	Year Ended	Year Ended
	December 31, 2012	December 31, 2011

Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$11,657	$(29,419)
Net realized loss on investments and futures contracts	(240,285)	(976,750)
Net unrealized appreciation on investments and futures contracts	348,600	161,642
Net increase (decrease) in net assets resulting from operations	119,972	(844,527)

Distributions to shareholders from:
Net investment income - Investor Class	-	-
Net investment income - Institutional Class	(11,664)	-
Net investment income - Service Class	-	-
Net realized capital gains - Investor Class	-	(207,671)
Net realized capital gains - Institutional Class	-	(178,707)
Net realized capital gains - Service Class	-	(252)
	(11,664)	(386,630)
Capital share transactions (Note 2):
Increase (decrease) in net assets from capital share transactions	(2,235,418)	6,501,793

Increase (decrease) in net assets	(2,127,110)	5,270,636

Net Assets:
Beginning of year	14,217,914	8,947,278

End of year	$12,090,804	$14,217,914
Undistributed net investment income	$-	$-

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2012	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Investor Class

	For the		For the	For the		For the		For the
	Year Ended		Year Ended	Year Ended		Year Ended		Period Ended
	December 31, 2012		December 31, 2011	December 31, 2010		December 31, 2009		December 31, 2008(a)

Net Asset Value, Beginning of Year/Period	$9.31		$10.08	$9.31		$9.74		$10.00

Investment Operations:
Net investment income (loss) (b)	(0.01)		0.22	(0.08)		(0.11)		0.05
Net realized and unrealized gain (loss) on investments and futures contracts	0.12		(0.74)	1.50		(0.32)		(0.27)
Total from investment operations	0.11		(0.52)	1.42		(0.43)		(0.22)

Distributions:
From net investment income	-		-	-		-		(0.04)
From net realized capital gains	-		(0.26)	(0.65)		-		-
Total distributions	-		(0.26)	(0.65)		-		(0.04)

Paid in capital from redemption fees	-	(c)	0.01	-	(c)	-	(c)	-

Net Asset Value, End of Year/Period	$9.42		$9.31	$10.08		$9.31		$9.74

Total Return (d)	1.18%		(5.07)%	15.20%		(4.41)%		(2.19)%	(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$5,465		$7,636	$7,902		$7,530		$1,469

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.83%		2.62%	3.38%		4.67%		14.99%	(f)
After fees waived and expenses absorbed	1.51%		1.75%	1.75%		1.87%		2.24%	(f)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(1.36)%		(1.19)%	(2.44)%		(3.95)%		(11.95)%	(f)
After fees waived and expenses absorbed	(0.03)%		(0.32)%	(0.81)%		(1.15)%		0.80%	(f)

Portfolio turnover rate	59%		414%	820%		2,996%		406%

(a)	The Congressional Effect Fund Investor Class commneced operations on May 23, 2008.
(b)	Per share amounts were calculated using the average shares method.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Aggregate total return, not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2012	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class

	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	December 31, 2012	December 31, 2011		December 31, 2010 (a)

Net Asset Value, Beginning of Year/Period	$9.34	$10.09		$10.36

Investment Operations:
Net investment income (b)	0.02	-	(c)	-	(c)
Net realized and unrealized gain (loss) on investments and futures contracts	0.11	(0.49)		0.38
Total from investment operations	0.13	(0.49)		0.38

Distributions:
From net investment income	(0.02)
From net realized capital gains	-	(0.26)		(0.65)
Total distributions	(0.02)	(0.26)		(0.65)

Paid in capital from redemption fees	-	-	(d)	-

Net Asset Value, End of Year/Period	$9.45	$9.34		$10.09

Total Return (e)	1.36%	(4.87)%		3.62%	(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$6,617	$6,573		$991

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.58%	2.37%		3.62%	(g)
After fees waived and expenses absorbed	1.26%	1.50%		1.50%	(g)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(1.11)%	(0.94)%		(2.03)%	(g)
After fees waived and expenses absorbed	0.22%	(0.07)%		0.09%	(g)

Portfolio turnover rate	59%	414%		820%

(a)	The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010.
(b)	Per share amounts were calculated using the average shares method.
(c)	Net investment income resulted in less than $0.01 per share.
(d)	Redemption fees resulted in less than $0.01 per share.
(e)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Aggregate total return, not annualized.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2012	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Service Class

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	December 31, 2012	December 31, 2011	December 31, 2010 (a)

Net Asset Value, Beginning of Year/Period	$9.22	$10.07	$10.96

Investment Operations:
Net investment loss (b)	(0.07)	(0.52)	(0.04)
Net realized and unrealized gain (loss) on investments and futures contracts	0.11	(0.07)	(0.20)
Total from investment operations	0.04	(0.59)	(0.24)

Distributions:
From net realized capital gains	-	(0.26)	(0.65)
Total distributions	-	(0.26)	(0.65)

Net Asset Value, End of Year/Period	$9.26	$9.22	$10.07

Total Return (c)	0.43%	(5.87)%	(2.23)%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$9	$9	$54

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.58%	3.37%	4.70%	(e)
After fees waived and expenses absorbed	2.26%	2.50%	2.50%	(e)

Ratio of net investment loss:
Before fees waived and expenses absorbed	(2.11)%	(1.94)%	(4.64)%	(e)
After fees waived and expenses absorbed	(0.78)%	(1.07)%	(2.44)%	(e)

Portfolio turnover rate	59%	414%	820%

(a)	The Congressional Effect Fund Service Class commenced operations on November 9, 2010.
(b)	Per share amounts were calculated using the average shares method.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Aggregate total return, not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS

December 31, 2012	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Congressional Effect Family of Funds (the “Trust”) was organized as a Delaware statutory Trust on
December 21, 2007. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The sole authorized series of the Trust is the Congressional Effect Fund (the “Fund”). The Fund became effective with the SEC and commenced operations on May 23, 2008. The Fund is registered to offer three classes of shares. The Fund is diversified. The Fund’s investment objective is capital appreciation and income.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)          Security Valuations - The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of
60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities for which market quotations are received from pricing services are typically classified within Level 1 or 2 of the fair value hierarchy described below; however, they may be designated as Level 3 if the pricing service values a security through an internal model with significant unobservable inputs. The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company. The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. At December 31, 2012, no securities were fair valued.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2012:

		Level 2
		(Other Significant
Security Classification(1)	Level 1 (Quoted Prices)	Observable Inputs)	Totals
Investments:
Exchange-Traded Funds	$8,551,200	$-	$8,551,200
Short-Term Investments	2,780,608	-	2,780,608
U.S. Government Obligations	-	599,840	599,840
Total Investments	$11,331,808	$599,840	$11,931,648
Other Financial Instruments:
Futures Contracts(2)	(38,100)	-	(38,100)
Total Other Financial Instruments	$(38,100)	$-	$(38,100)

(1)
As of and during the year ended December 31, 2012, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into and out of any level during the year ended December 31, 2012. It is the Fund’s policy to recognize transfers at the end of the reporting period.

b)           Share Valuation - The prices (net asset values) of the shares of the Fund are normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

c)           Financial Futures Contracts - Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities”, requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for under SFAS 133 and their effect on the Fund’s financial position, performance and cash flows.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Details of the disclosures are as follows for the year ended December 31, 2012:

The effect of derivative instruments on the Statement of Assets and Liabilities is as follows:

Derivatives not Accounted for
as Hedging Instruments Under	Location in Statement
SFAS 133	of Assets and Liabilities	Value*
Futures Contracts	Futures variation margin payable	$38,100

*	Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

Derivatives not Accounted for	Location of Gain (Loss)
as Hedging Instruments Under	on Derivatives
SFAS 133	Recognized in Income	Value
Futures Contracts	Net realized loss on futures contracts	$(1,229,445)
Futures Contracts	Net change in unrealized depreciation on futures contracts	(77,725)
Total		$(1,307,170)

d)           Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

e)           Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

f)           Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

g)           Federal Income Tax - The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. As required by GAAP, ASC 740, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended 2009, 2010, 2011 and during the year ended December 31, 2012) and has concluded that no provision for income tax is required in these financial statements.

h)          Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

i)           Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

j)           Other - The Fund records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

k)           Redemption fees - Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. There were redemption fees of $28 paid to the Fund during the year ended December 31, 2012.

(2)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the year ended December 31, 2012 were as follows:

	Investor Class		Institutional Class		Service Class
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	24,816	$236,158	-	$-	-	$-
Reinvested	-	-	$1,025	9,693	-	-
Redeemed	(264,967)	(2,433,135)	(5,156)	(48,134)	-	-
Net increase (decrease)	(240,151)	$(2,196,977)	(4,131)	$(38,441)	-	$-

Transactions in shares of capital stock for the Fund for the year ended December 31, 2011 were as follows:

	Investor Class		Institutional Class		Service Class
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	191,065	$1,921,745	589,442	$6,002,060	-	$-
Reinvested	21,893	204,699	16,330	153,179	27	252
Redeemed	(176,688)	(1,736,848)	(9)	(90)	(4,369)	(43,204)
Net increase (decrease)	36,270	$389,596	605,763	$6,155,149	(4,342)	$(42,952)

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012	ANNUAL REPORT

(3)	INVESTMENT TRANSACTIONS

For the year ended December 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) for the Congressional Effect Fund were as follows:

Purchases	Sales
$5,526,463	$9,686,346

There were no government securities (excluding short-term investments) purchased or sold during the year.

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Congressional Effect Management, LLC (the “Advisor”) acts as investment advisor for the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund. For the year ended December 31, 2012, the Fund incurred $132,161 of advisory fees, before the waiver and reimbursement described below, with $14,684 remaining due from the Advisor at December 31, 2012.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payment, if any, under the Fund’s Distribution Plan under SEC rule 12b-1 and Acquired Fund Fees and Expenses) at 1.50% of the Fund's average daily net assets through May 1, 2013. Effective January 9, 2012 the expense cap has been reduced to 1.25% of the Fund’s average daily net assets. For the year ended December 31, 2012, the Advisor waived management fees of $132,161 and reimbursed $43,338 of Fund expenses. The Advisor may recapture $134,744, $116,860 and $175,499 no later than December 31, 2013, December 31, 2014 and December 31, 2015, respectively.

A Trustee of the Trust is the Managing Member of the Advisor.

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix” or “Administrator”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For these services to the Trust, the Fund pays Matrix $29,000 per year plus an asset based fee of 0.25% of the Fund’s first $50 million in assets, 0.20% on assets in excess of $50 million to $100 million, 0.15% on assets in excess of $100 million to $200 million and 0.10% on assets in excess of $200 million. For the year ended December 31, 2012, Matrix earned $84,760 for such services including out of pocket expenses, with $6,316 remaining payable at December 31, 2012.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive $18,000 per year per series. For the year ended December 31, 2012, Matrix earned $17,996 of compliance fees, with $1,500 remaining payable at December 31, 2012.

Matrix Capital Group, Inc. acts as Distributor of the Trust’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix Capital Group, Inc. also acted as the broker of record on certain executions of purchases and sales of the Fund’s portfolio investments. For those services, Matrix Capital Group, Inc. received $2,211 of brokerage commissions during the year ended December 31, 2012.

Certain officers of the Trust are officers and/or employees of Matrix.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012	ANNUAL REPORT

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Advisor a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Fund. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. For the year ended December 31, 2012, the Fund incurred $16,603 of 12b-1 fees.

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at December 31, 2012 were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$11,385,673	$556,997	$(11,022)	$545,975

For the year ended December 31, 2012, the Fund distributed $11,664 of ordinary income. For the year ended December 31, 2011, the Fund distributed $18,028 of ordinary income and $368,602 of long-term capital gains.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. As of December 31, 2012, the Fund’s most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

	Post-October		Total
Capital Loss	Capital Loss &	Net Unrealized	Distributable
Carryforwards	Other Tax Deferrals	Appreciation	Earnings
$(1,293,360)	$(237)	$545,975	$(747,622)

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. As of December 31, 2012, The Fund elected to defer net capital losses as indicated in the chart below:

Post-October Losses
Deferred	Utilized
$237	$162,541

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012	ANNUAL REPORT

(5)	TAX MATTERS (Continued)

At December 31, 2012, the Fund had available for federal income tax purposes unused capital loss carryforwards, which are available for offset against future capital gains.  To the extent the capital loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.  Capital loss carryforwards at December 31, 2012 were as follows:

Short-Term Capital	Long-Term Capital	Total
Loss Carryforwards	Loss Carryforwards	Capital Loss
Expiring 12/31/2017	Non-Expiring	Carryforwards
$(442,566)	$(850,794)	$(1,293,360)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short term losses.  As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses.

In accordance with accounting pronouncements, the Fund has recorded reclassifications in its capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income, paid-in capital and accumulated net realized loss on a tax basis, which is considered to be more informative to shareholders. As of December 31, 2012, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Net Investment Loss	Paid-in Capital
$7	$(7)

(6)	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(7)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the Fund’s financial statements, and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

(8)	NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
  of Congressional Effect Fund,
a Series of Congressional Effect Family of Funds

We have audited the accompanying statement of assets and liabilities of the Congressional Effect Fund (the “Fund”), a series of Congressional Effect Family of Funds, including the schedule of investments, as of December 31, 2012 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Congressional Effect Fund as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
February 25, 2013

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited)

December 31, 2012	ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Investment Advisory Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Advisor uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. During the year ended December 31, 2012, the following distributions were paid by the Fund:

Ordinary Income
Congressional Effect Fund Investor Class	$-
Congressional Effect Fund Institutional Class	0.016691
Congressional Effect Fund Service Class	-

Please note that, for the taxable year ended December 31, 2012, the respective percentages of ordinary income distributions paid by the Congressional Effect Fund that consist of qualified dividend income for individuals is as follows:

Percentage
Congressional Effect Fund	100%

Each shareholder should refer to such shareholder’s Form 1099-DIV or other tax information to determine the calendar year amounts to be included on the shareholder’s 2012 tax returns. Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated April 30, 2012 for the Congressional Effect Fund were as follows:
Congressional Effect Fund Investor Class, gross of fee waivers or expense reimbursements	2.71%
Congressional Effect Fund Investor Class, after waiver and reimbursement*	1.84%
Congressional Effect Fund Institutional Class, gross of fee waivers or expense reimbursements	2.46%
Congressional Effect Fund Institutional Class, after waiver and reimbursement*	1.59%
Congressional Effect Fund Service Class, gross of fee waivers or expense reimbursements	3.46%
Congressional Effect Fund Service Class, after waiver and reimbursement*	2.59%

* The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.25%. (As reflected in the table above, the Fund was subject to a 1.50% expense cap prior to January 9, 2012.) Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.25% expense limitation. The current contractual agreement cannot be terminated prior to May 1, 2013 without the Board of Trustees’ approval.  Total Gross Operating Expenses (Annualized) during the year ended December 31, 2012 were 2.83%, 2.58% and 3.58% for the Congressional Effect Fund Investor Class, Institutional Class, and Service Class, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the year ended December 31, 2012.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2012	ANNUAL REPORT

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund.

Trustees and Officers - Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships
Independent Trustees
Daniel Ripp 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 46	Trustee	Since Inception
President and head of research of Bradley Woods & Co. Ltd., an independent research firm, since 2004; President and CEO of H.C. Wainwright & Co., an investment bank, from 2003-2004; CFO of Casimir Capital from 2001-2003
				One	None
Samuel H. Solomon 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 57	Trustee	Since Inception	Independent Consultant 2009 to present. Chairman of DOAR Litigation Consulting 1989-2009.	One	None
Robert J. Cresci 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 69	Trustee	Since Inception	Managing Director of Pecks Management Partners Ltd., an investment management firm, since 1990.	One	2 (Luminex Corporation and j2 Global Communications, Inc.)
Interested Trustee*
Eric T. Singer 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 59	Trustee and President	Since Inception
Managing member of the Advisor since inception; Managing Director of Pelion Securities Corporation since 2007; Managing Director of Pali Capital, Inc. from 2003 to 2007; Managing Director of H.C. Wainwright & Co, Inc. from 1999 to 2003; Executive Vice President and Co-Head of investment banking Gerard Klauer & Mattison Co., Inc., an institutional banking and equities research firm, from 1990-1999
				One	None
Officers
David Ganley 630-A Fitzwatertown Road Willow Grove, PA 19090 Age 66	Secretary and Chief Compliance Officer	Since Inception	Senior Vice President of Matrix 360 Administration, LLC since January 2005.	N/A	N/A
Larry E. Beaver, Jr. 630-A Fitzwatertown Road Willow Grove, PA 19090 Age 43	Treasurer	Since Inception	Director of Fund Accounting & Administration, Matrix 360 Administration, LLC, February 2005 to present.	N/A	N/A

*	The Interested Trustee is an Interested Trustee because he is an officer and employee of the Advisor.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2012	ANNUAL REPORT

Remuneration Paid to Trustees - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee 1	Aggregate Compensation From the Fund 2	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees 2
Independent Trustees
Daniel Ripp	$2,550	None	None	$2,550
Samuel H. Solomon	$2,300	None	None	$2,300
Robert J. Cresci	$2,550	None	None	$2,550
Interested Trustees
Eric T. Singer	None	None	None	None

1	Each of the Trustees serves as a Trustee to the one fund of the Trust.
2	Figures are for the year ended December 31, 2012.

The Statement of Additional Information for the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-553-4233.

CONGRESSIONAL EFFECT FAMILY OF FUNDS
420 Lexington Ave.
Suite 601
New York, NY 10170

INVESTMENT ADVISOR
Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC  27101

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of trustees has determined that Robert J. Cresci, a member of the registrant’s board of trustees and audit committee, qualifies as an audit committee financial expert.  Mr. Cresci is “independent” as that term is defined in paragraph (a) (2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,000 and $13,000 with respect to the registrant’s fiscal years ended December 31, 2012 and 2011 respectively.

(b)
Audit-Related Fees.    There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,000 and $2,000 with respect to the registrant’s fiscal years ended December 31, 2012 and 2011, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2012 and 2011 respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures.  Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2012 and 2011 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Family of Funds

By Eric T. Singer	/s/ Eric T. Singer
President,
Date: February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Eric T. Singer	/s/ Eric T. Singer
President
Date: February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: February 26, 2013